Qualitative and quantitative information on financial risks - Summary of Potential Effects on Profit Before Tax of Hypothetical Change in Exchange Rates (Detail) - Foreign currency risk - EUR (€)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Potential Effects On Profit Before Tax Of Hypothetical Change InExchange Rates [Line Items]
Sensitivity threshold, hypothetical change in year-end exchange-rates	5.00%
Receivables and payables	€ 377,297,000	€ 209,829,000
Foreign currency hedging instruments
Disclosure Of Potential Effects On Profit Before Tax Of Hypothetical Change InExchange Rates [Line Items]
Impact on increase in profit before tax	1.7967	0.9991
Impact on decrease in profit before tax	(1.9857)	(1.1044)
Trade receivables
Disclosure Of Potential Effects On Profit Before Tax Of Hypothetical Change InExchange Rates [Line Items]
Receivables and payables	326,611,000	329,437,000
Impact on increase in profit before tax	(1.5552)	(1.5688)
Impact on decrease in profit before tax	1.7190	1.7340
Thom Browne brand
Disclosure Of Potential Effects On Profit Before Tax Of Hypothetical Change InExchange Rates [Line Items]
Receivables and payables	(127,072,000)	(116,456,000)
Impact on increase in profit before tax	6,051,000	0.6598
Impact on decrease in profit before tax	(6,688,000)	(0.7293)
USD
Disclosure Of Potential Effects On Profit Before Tax Of Hypothetical Change InExchange Rates [Line Items]
Receivables and payables	139,582,000	75,308,000
USD | Foreign currency hedging instruments
Disclosure Of Potential Effects On Profit Before Tax Of Hypothetical Change InExchange Rates [Line Items]
Impact on increase in profit before tax	0.6647	0.3586
Impact on decrease in profit before tax	(0.7346)	(0.3964)
USD | Trade receivables
Disclosure Of Potential Effects On Profit Before Tax Of Hypothetical Change InExchange Rates [Line Items]
Receivables and payables	121,093,000	145,836,000
Impact on increase in profit before tax	(0.5766)	(0.6945)
Impact on decrease in profit before tax	0.6373	0.7676
USD | Thom Browne brand
Disclosure Of Potential Effects On Profit Before Tax Of Hypothetical Change InExchange Rates [Line Items]
Receivables and payables	(127,072,000)	(116,456,000)
Impact on increase in profit before tax	6,051,000	0.6598
Impact on decrease in profit before tax	(6,688,000)	(0.7293)
JPY
Disclosure Of Potential Effects On Profit Before Tax Of Hypothetical Change InExchange Rates [Line Items]
Receivables and payables	20,469,000	9,181,000
JPY | Foreign currency hedging instruments
Disclosure Of Potential Effects On Profit Before Tax Of Hypothetical Change InExchange Rates [Line Items]
Impact on increase in profit before tax	0.0975	0.0437
Impact on decrease in profit before tax	(0.1077)	(0.0483)
JPY | Trade receivables
Disclosure Of Potential Effects On Profit Before Tax Of Hypothetical Change InExchange Rates [Line Items]
Receivables and payables	16,506,000	22,735,000
Impact on increase in profit before tax	(0.0786)	(0.1083)
Impact on decrease in profit before tax	0.0869	0.1197
CNY
Disclosure Of Potential Effects On Profit Before Tax Of Hypothetical Change InExchange Rates [Line Items]
Receivables and payables	160,344,000	88,176,000
CNY | Foreign currency hedging instruments
Disclosure Of Potential Effects On Profit Before Tax Of Hypothetical Change InExchange Rates [Line Items]
Impact on increase in profit before tax	0.7635	0.4199
Impact on decrease in profit before tax	(0.8439)	(0.4641)
CNY | Trade receivables
Disclosure Of Potential Effects On Profit Before Tax Of Hypothetical Change InExchange Rates [Line Items]
Receivables and payables	113,604,000	113,962,000
Impact on increase in profit before tax	(0.5410)	(0.5427)
Impact on decrease in profit before tax	0.5979	0.5998
HKD
Disclosure Of Potential Effects On Profit Before Tax Of Hypothetical Change InExchange Rates [Line Items]
Receivables and payables	17,697,000	11,531,000
HKD | Foreign currency hedging instruments
Disclosure Of Potential Effects On Profit Before Tax Of Hypothetical Change InExchange Rates [Line Items]
Impact on increase in profit before tax	0.0843	0.0549
Impact on decrease in profit before tax	(0.0931)	(0.0607)
HKD | Trade receivables
Disclosure Of Potential Effects On Profit Before Tax Of Hypothetical Change InExchange Rates [Line Items]
Receivables and payables	29,115,000	24,843,000
Impact on increase in profit before tax	(0.1386)	(0.1183)
Impact on decrease in profit before tax	0.1532	0.1308
GBP
Disclosure Of Potential Effects On Profit Before Tax Of Hypothetical Change InExchange Rates [Line Items]
Receivables and payables	27,941,000	20,924,000
GBP | Foreign currency hedging instruments
Disclosure Of Potential Effects On Profit Before Tax Of Hypothetical Change InExchange Rates [Line Items]
Impact on increase in profit before tax	0.1331	0.0996
Impact on decrease in profit before tax	(0.1471)	(0.1101)
GBP | Trade receivables
Disclosure Of Potential Effects On Profit Before Tax Of Hypothetical Change InExchange Rates [Line Items]
Receivables and payables	7,516,000	16,283,000
Impact on increase in profit before tax	(0.0358)	(0.0775)
Impact on decrease in profit before tax	0.0396	0.0857
SGD
Disclosure Of Potential Effects On Profit Before Tax Of Hypothetical Change InExchange Rates [Line Items]
Receivables and payables	8,114,000	4,709,000
SGD | Foreign currency hedging instruments
Disclosure Of Potential Effects On Profit Before Tax Of Hypothetical Change InExchange Rates [Line Items]
Impact on increase in profit before tax	0.0386	0.0224
Impact on decrease in profit before tax	(0.0427)	(0.0248)
SGD | Trade receivables
Disclosure Of Potential Effects On Profit Before Tax Of Hypothetical Change InExchange Rates [Line Items]
Receivables and payables	14,279,000	7,965,000
Impact on increase in profit before tax	(0.0680)	(0.0379)
Impact on decrease in profit before tax	0.0752	0.0419
CHF
Disclosure Of Potential Effects On Profit Before Tax Of Hypothetical Change InExchange Rates [Line Items]
Receivables and payables	0	0
CHF | Foreign currency hedging instruments
Disclosure Of Potential Effects On Profit Before Tax Of Hypothetical Change InExchange Rates [Line Items]
Impact on increase in profit before tax	0	0
Impact on decrease in profit before tax	0	0
CHF | Trade receivables
Disclosure Of Potential Effects On Profit Before Tax Of Hypothetical Change InExchange Rates [Line Items]
Receivables and payables	(15,994,000)	(25,940,000)
Impact on increase in profit before tax	0.0762	0.1235
Impact on decrease in profit before tax	(0.0842)	(0.1365)
KRW
Disclosure Of Potential Effects On Profit Before Tax Of Hypothetical Change InExchange Rates [Line Items]
Receivables and payables	3,150,000	0
KRW | Foreign currency hedging instruments
Disclosure Of Potential Effects On Profit Before Tax Of Hypothetical Change InExchange Rates [Line Items]
Impact on increase in profit before tax	0.0150	0
Impact on decrease in profit before tax	(0.0166)	0
KRW | Trade receivables
Disclosure Of Potential Effects On Profit Before Tax Of Hypothetical Change InExchange Rates [Line Items]
Receivables and payables	40,492,000	23,753,000
Impact on increase in profit before tax	(0.1928)	(0.1131)
Impact on decrease in profit before tax	0.2131	0.1250
Hedges of net investment in foreign operations
Disclosure Of Potential Effects On Profit Before Tax Of Hypothetical Change InExchange Rates [Line Items]
Receivables and payables	277,365,000	283,795,000
Impact on increase in profit before tax	1.3208	1.3514
Impact on decrease in profit before tax	(1.4599)	(1.4937)
Hedges of net investment in foreign operations | USD
Disclosure Of Potential Effects On Profit Before Tax Of Hypothetical Change InExchange Rates [Line Items]
Receivables and payables	99,801,000	117,479,000
Impact on increase in profit before tax	0.4752	0.5594
Impact on decrease in profit before tax	(0.5253)	(0.6183)
Hedges of net investment in foreign operations | JPY
Disclosure Of Potential Effects On Profit Before Tax Of Hypothetical Change InExchange Rates [Line Items]
Receivables and payables	16,428,000	21,116,000
Impact on increase in profit before tax	0.0782	0.1006
Impact on decrease in profit before tax	(0.0865)	(0.1111)
Hedges of net investment in foreign operations | CNY
Disclosure Of Potential Effects On Profit Before Tax Of Hypothetical Change InExchange Rates [Line Items]
Receivables and payables	98,343,000	96,021,000
Impact on increase in profit before tax	0.4683	0.4572
Impact on decrease in profit before tax	(0.5176)	(0.5054)
Hedges of net investment in foreign operations | HKD
Disclosure Of Potential Effects On Profit Before Tax Of Hypothetical Change InExchange Rates [Line Items]
Receivables and payables	18,493,000	17,422,000
Impact on increase in profit before tax	0.0881	0.0830
Impact on decrease in profit before tax	(0.0973)	(0.0917)
Hedges of net investment in foreign operations | GBP
Disclosure Of Potential Effects On Profit Before Tax Of Hypothetical Change InExchange Rates [Line Items]
Receivables and payables	10,223,000	12,233,000
Impact on increase in profit before tax	0.0487	0.0583
Impact on decrease in profit before tax	(0.0538)	(0.0644)
Hedges of net investment in foreign operations | SGD
Disclosure Of Potential Effects On Profit Before Tax Of Hypothetical Change InExchange Rates [Line Items]
Receivables and payables	14,888,000	7,525,000
Impact on increase in profit before tax	0.0709	0.0358
Impact on decrease in profit before tax	(0.0784)	(0.0396)
Hedges of net investment in foreign operations | CHF
Disclosure Of Potential Effects On Profit Before Tax Of Hypothetical Change InExchange Rates [Line Items]
Receivables and payables	0	0
Impact on increase in profit before tax	0	0
Impact on decrease in profit before tax	0	0
Hedges of net investment in foreign operations | KRW
Disclosure Of Potential Effects On Profit Before Tax Of Hypothetical Change InExchange Rates [Line Items]
Receivables and payables	19,189,000	11,999,000
Impact on increase in profit before tax	0.0914	0.0571
Impact on decrease in profit before tax	€ (0.1010)	€ (0.0632)